INCOME TAXES	6 Months Ended
Jun. 30, 2022
Disclosure Of Components Of Income Tax Expense Benefit [Abstract]
INCOME TAXES	INCOME TAXESIncome tax expense is recognized at an amount determined by multiplying the profit/(loss) before tax for the interim reporting period by the Company’s best estimate of the weighted-average annual income tax rate expected for the full financial year, adjusted for the tax effect of certain items recognized in full in the interim period. As such, the effective tax rate in the interim financial statements may differ from the Company’s estimate of the effective tax rate ("ETR") for the annual financial statements. The Group’s consolidated effective tax rate in respect of continuing operations for the six months ended June 30, 2022 was (4.33)% (2021: (0.62)%). The decrease in the ETR between the period ended June 30, 2022 and June 30, 2021 is mainly attributed to a reduction in the amount of losses incurred before tax and a decrease in expenses which are considered not deductible for tax purposes, including listing expenses and Fair Value of the warrants as a result of the CIIG merger.